Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Less: accumulated amortization	$ (3,846)	$ (14,443)
Intangible assets, net	3,426	1,428,566
Accounting Software [Member]
Intangible asset, gross	7,272	7,638
Bigdata Platform (APP) [Member]
Intangible asset, gross		$ 1,435,371